Leases (Details) - Schedule of Lease - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Lease, Cost [Abstract]
Operating lease expense	$ 1,161	$ 1,171
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows used in operating leases	$ 622	$ 809
Weighted-average Remaining Lease Term
Weighted-average Remaining Lease Term Operating leases	1 year 8 months 12 days	2 years 8 months 1 day
Weighted-average Discount Rate
Weighted-average Discount Rate Operating leases	4.32%	4.25%